Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Estimated Useful Lives and Depreciation Calculation Methods

Depreciation is calculated at annual rates designed to write off the costs of assets over their estimated useful lives as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line